Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Strategic Trust
Entity Central Index Key	0001873280
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Running Oak Efficient Growth ETF
Shareholder Report [Line Items]
Fund Name	Running Oak Efficient Growth ETF
Class Name	Running Oak Efficient Growth ETF
Trading Symbol	RUNN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Running Oak Efficient Growth ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.runningoaketfs.com/fund. You can also request this information by contacting us at 1-800-658-1070.
Additional Information Phone Number	1-800-658-1070
Additional Information Website	https://www.runningoaketfs.com/fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Running Oak Efficient Growth ETF	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Updated Performance Information Location [Text Block]	Visit https://www.runningoaketfs.com/fund for more recent performance information.
Net Assets	$ 304,948,937
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$304,948,937
Number of Holdings	58
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Securities	(%)
Intercontinental Exchange, Inc.	2.0%
Arthur J Gallagher & Co.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Fiserv, Inc.	2.0%
Visa, Inc. - Class A	2.0%
Brown & Brown, Inc.	2.0%
RB Global, Inc.	2.0%
Republic Services, Inc.	2.0%
Roper Technologies, Inc.	2.0%
Marsh & McLennan Cos, Inc.	1.9%

Updated Prospectus Web Address	https://www.runningoaketfs.com/fund